Annual Total Returns [BarChart] - AB Relative Value Fund - Class A	Feb. 26, 2021
Bar Chart Table:
Annual Return 2011	5.58%
Annual Return 2012	17.53%
Annual Return 2013	34.28%
Annual Return 2014	8.84%
Annual Return 2015	1.18%
Annual Return 2016	11.15%
Annual Return 2017	18.72%
Annual Return 2018	(5.79%)
Annual Return 2019	23.08%
Annual Return 2020	2.81%